As filed with the Securities and Exchange Commission on January 25, 2013
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	357	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	359	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
 (Registrant’s Telephone Number, including Area Code) (414) 287-3338

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[X]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]
This Post-Effective Amendment No. 357 to the Registration Statement of Trust for Professional Managers (the “Trust”) is being filed to register the Dearborn Partners Rising Dividend Fund as a new series of the Trust.

Subject to Completion, January 25, 2013
The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[LOGO]

Dearborn Partners Rising Dividend Fund

Class A Shares
(Ticker Symbol:[…])

Class C Shares
(Ticker Symbol: […])

Class I Shares
(Ticker Symbol: […])

Prospectus

[…], 2013

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

Dearborn Partners Rising Dividend Fund
A series of Trust for Professional Managers (the “Trust”)

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Summary Section

Investment Objective
The Dearborn Partners Rising Dividend Fund (the “Fund”) seeks current income, rising income over time, and long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page […] of this Prospectus and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page […] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed within 12 months of purchase)	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses(1)	[…]%	[…]%	[…]%
Total Annual Fund Operating Expenses	[…]%	[…]%	[…]%
Less: Fee Waiver and/or Expense Reimbursement	[…]%	[…]%	[…]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.50%	2.25%	1.25%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(2)
Pursuant to an operating expense limitation agreement between Dearborn Partners, L.L.C., the Fund’s investment adviser (the “Adviser”), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, brokerage commissions, and extraordinary expenses) do not exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A shares, Class C shares and Class I shares, respectively, through at least […], 2016.  The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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If shares are redeemed:

Share Class	One Year	Three Years
Class A	$[…]	$[…]
Class C	$[…]	$[…]
Class I	$[…]	$[…]

If shares are not redeemed:

Share Class	One Year	Three Years
Class C	$[…]	$[…]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of companies that pay current dividends and that the Fund’s portfolio managers believe have the potential to increase their dividends with regularity.

Equity securities in which the Fund invests consist primarily of common stocks, but may also include master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”).  MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange.  A REIT is a security of a company that invests in real estate, either through real estate property, mortgages and similar real estate investments, or all of the foregoing.  The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of its net assets in foreign companies through investments in American Depositary Receipts (“ADRs”).

The Fund invests in companies in numerous market sectors and with various market capitalizations.  The portfolio managers expect to invest mainly in large-capitalization companies (those with market capitalizations of $10 billion and higher), but may also invest in mid-capitalization companies (market capitalizations of $2 billion to $10 billion) and small-capitalization companies (market capitalization of less than $2 billion).  The Fund will generally remain fully invested, and under normal market conditions, the Fund’s portfolio will consist of approximately 30 to 80 companies.

In selecting investments for the Fund’s portfolio, the Adviser utilizes a bottom-up approach, focusing on fundamental qualities of individual companies.  The Adviser believes that consistent earnings growth drives consistent dividend growth.  Over the long run, the Adviser believes that consistent earnings growth will help the price performance of a stock.  Thus, the Fund’s portfolio managers begin with companies with well-established records of consistent earnings and dividend growth.  Income created by rising common stock dividends is an important consideration in selecting the Fund’s investments.

The Fund’s portfolio managers will generally sell a security when they believe a company’s dividend growth potential is in jeopardy, when a company’s fundamentals are likely to deteriorate, when a company’s valuation becomes excessive, when a better investment opportunity becomes available or in order to meet shareholder redemptions.

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The Fund may, from time to time, take temporary defensive positions in high-quality, short-term debt securities and money market instruments that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	General Market Risk. The risk that certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•
New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of the Fund can be initiated without shareholder approval by the Board if it determines that liquidation is in the best interest of shareholders.  As a result, the timing of any Fund liquidation may not be favorable to certain individual shareholders.

•
Strategy Risk.  There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future, or that if dividends are declared, they will remain at their current levels or increase over time.  The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.  Depending upon market conditions, dividend paying stocks that meet the Fund’s investment criteria may not be widely available, making it difficult for the Adviser to replace stocks that have decreased or eliminated dividend payments.

•
Management Risk.  The risk that the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and that the investment strategy employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles a having similar investment strategy.

•	Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
•
Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small and Medium Capitalization Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
REIT Risk.  Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest.  Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

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•
MLP Risk. MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.  MLP investments also entail many of the general tax risks of investing in a partnership.  Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership.  Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.

•
Foreign Securities Risk.  The risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

•
ADR Risk.  The Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are securities representing securities of foreign issuers.  A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Updated performance information will be available on the Fund’s website at [fund website] or by calling the Fund toll-free at [toll-free number].

Management
Investment Adviser
Dearborn Partners, L.L.C. is the Fund’s investment adviser.

Portfolio Managers
Carol M. Lippman, CFA and Michael B. Andelman, each a Portfolio Manager and Managing Director of the Adviser, have served as the portfolio managers of the Fund since it commenced operations in […], 2013.

Purchase and Sale of Fund Shares
You may purchase or redeem shares (share purchases or redemptions) via written request by mail (Dearborn Partners Rising Dividend Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transaction, or by contacting the Fund by telephone at [toll-free number].  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  Minimum initial and subsequent investment amounts are shown below.

Minimum Investment Amounts	Class A	Class C	Class I
Minimum Initial Investment	$5,000	$5,000	$500,000
Minimum Subsequent Investment	$500	$500	$500
Automatic Investment Plan	$100	$100	$N/A

Tax Information
The Fund’s distributions will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).  You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer, or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

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Investment Strategies, Risks and Disclosure of Portfolio Holdings

Investment Objective

The Fund seeks current income, rising income over time, and long-term capital appreciation.

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, the Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Change in Investment Objective.  The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.  However, the Fund will not make any change in its investment policy of investing at least 80% of net assets in assets suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of companies that pay current dividends and that the Fund’s portfolio managers believe have the potential to increase their dividends with regularity.  Equity securities in which the Fund invests consist primarily of common stocks, but may also include MLPs and REITs.  The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of its net assets in foreign companies through investments in ADRs.

The Fund invests in companies in numerous market sectors and with various market capitalizations.  The portfolio managers expect to invest mainly in large-capitalization companies (those with market capitalizations of $10 billion and higher), but may also invest in mid-capitalization companies (market capitalizations of $2 billion to $10 billion) and small-capitalization companies (market capitalization of less than $2 billion).  The Fund will generally remain fully invested, and under normal market conditions, the Fund’s portfolio will consist of approximately 30 to 80 companies.

In selecting investments for the Fund’s portfolio, the Adviser utilizes a bottom-up approach, focusing on fundamental qualities of individual companies.  The Adviser believes that consistent earnings growth drives consistent dividend growth.  Over the long run, the Adviser believes that consistent earnings growth will help the price performance of a stock.  Thus, the Fund’s portfolio managers begin with companies with well-established records of consistent earnings and dividend growth.  Income created by rising common stock dividends is an important consideration in selecting the Fund’s investments.

The Fund’s portfolio managers select stocks by seeking companies with strong earnings growth potential, and generally place special emphasis on those companies they think show:

•	solid financial condition, including very strong balance sheets;
•	investment-grade debt (if they have debt);
•	dividends well-covered by cash flow and earnings;
•	operations in generally defensive businesses; and
•	the potential to raise dividends consistently year after year.

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The Fund’s portfolio managers will generally sell a security when they believe a company’s dividend growth potential is in jeopardy, when a company’s fundamentals are likely to deteriorate, when a company’s valuation becomes excessive, when a better investment opportunity becomes available or in order to meet shareholder redemptions.

Principal Risks of Investing in the Fund

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

General Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. markets have experienced significant volatility in recent years.  The securities markets have experienced reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties, all of which may increase the risk of investing in securities held by the Fund.

New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders.  As a result, the timing of any Fund liquidation may not be favorable to certain individual shareholders.

Strategy Risk.  There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future, or that if dividends are declared, they will remain at their current levels or increase over time.  The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.  Depending upon market conditions, dividend paying stocks that meet the Fund’s investment criteria may not be widely available, making it difficult for the Adviser to replace stocks that have decreased or eliminated dividend payments.

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategy for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and allocation among portfolio securities.  If the Adviser’s investment strategy does not produce the result sought by the strategy, the value of your investment could be diminished or even lost entirely.

Common Stock Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

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Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small and Medium Capitalization Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small and medium capitalization companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile.

REIT Risk.  The Fund may invest indirectly in real estate by investing in REITs.  These investments are subject to numerous risks, including, but not limited to, adverse changes in general economic and local market conditions, adverse developments in employment or local economic performance, changes in supply or demand for similar or competing properties, unfavorable changes in applicable taxes, governmental regulations or interest rates, and lack of available financing.  The REITs in which the Fund invests may improve or operate real properties as well as buying and selling them, and accordingly those investments are also subject to risks associated with improving and operating property, such as the inability to maintain rental rates and occupancy levels in highly competitive markets, unavailability or increases in the cost of insurance, unexpected increases in the costs of refurbishment and improvements, unfavorable rent control laws and costs of complying with environmental regulations.  If a REIT fails to qualify as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), then the REIT could become taxable as a corporation, which would likely have an adverse impact on the Fund’s investment.  The Fund will generally have no control over the operations and policies of a REIT, and the Fund generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.

MLP Risk.  Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership.  There also are certain tax risks associated with the MLPs in which the Fund may invest, including the possibility that the Internal Revenue Service could challenge the treatment for federal income tax purposes of the MLPs in which the Fund invests.  The tax risks of investing in an MLP are generally those inherent in investing in a partnership as compared to a corporation.  For example, the cash distributions received by the Fund from an MLP may not correspond to the amount of taxable income allocated to the Fund by the MLP in any given taxable year.  If the amount of income allocated to the Fund by an MLP exceeds the amount of cash received by the Fund from such MLP, the Fund may have difficulty making distributions to its shareholders of the amounts necessary to satisfy the distribution requirements for maintaining the Fund’s status as a regulated investment company (a “RIC”) and avoiding any income and excise taxes at the Fund level.  Accordingly, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements for maintaining the Fund’s status as a RIC.  Furthermore, if an MLP in which the Fund invests fails to qualify as a “qualified publicly traded partnership,” as defined in the Code (and is not otherwise taxed as a corporation), income generated by such an MLP may not constitute “good income” and may thus jeopardize the Fund’s status as a RIC.  Additionally, the favorable pass-through tax treatment permitted for investments in MLPs may be repealed.  MLPs may also be subject to state taxes in some jurisdictions.  These tax risks, and any adverse determination with respect thereto, could have a negative impact on the after-tax income available for distribution by the MLPs and/or the value of the Fund’s investments in an MLP.

Foreign Securities Risk.  To the extent that the Fund invests in securities of foreign companies, including ADRs, your investment in the Fund is subject to foreign securities risk.  These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

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ADR Risk.  The Fund may invest in ADRs, which are securities representing securities of foreign issuers.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  For purposes of the Fund’s investment policies, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR representing ownership of common stock will be treated as common stock.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.  Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports to Fund shareholders will be available by contacting the Dearborn Partners Rising Dividend Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 or calling [toll-free number], or by visiting the Fund’s website at [fund website].  The Form N-Q will be available on the SEC’s website at www.sec.gov.

Management of the Fund

The Adviser

The Fund has entered into an investment advisory agreement (“Advisory Agreement”) with Dearborn Partners, L.L.C., located at 200 West Madison Street, Suite 1950, Chicago, Illinois 60606.  The Adviser is registered as an investment adviser with the SEC.  Founded in 1997, the Adviser focuses on investment management for institutions and private clients, and offers domestic equity, international equity and fixed income products.  As of December 31, 2012, the Adviser managed over $2.3 billion in assets.  Under the Advisory Agreement, the Adviser has overall responsibility for the general management and investment of the Fund’s portfolio, subject to the supervision of the Board of Trustees.  The Fund compensates the Adviser for its services at the annual rate of 0.85% of its average annual net assets, payable on a monthly basis in arrears.

Fund Expenses.  The Fund is responsible for its own operating expenses.  Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its fees and/or reimburse expenses to ensure that Fund’s total annual fund operating expenses (exclusive generally of interest, acquired fund fees and expenses, leverage and tax expenses, brokerage commissions, and extraordinary expenses) do not exceed an annual rate of 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A shares, Class C shares and Class I shares, respectively.  Any waiver in advisory fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent years if the Adviser so requests.  This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses at the time of waiver.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement will be reviewed by the Board of Trustees.  The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.  This agreement is in effect through at least […], 2016, and may be terminated only by the Board of Trustees.

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A discussion regarding the basis of the Board of Trustees’ approval of the Advisory Agreement will be available in the Fund’s next report to shareholders.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

Portfolio Managers

Carol M. Lippman, CFA® is the Fund’s lead portfolio manager and is principally responsible of for the day-to-day management of the Fund’s portfolio.  Ms. Lippman is the lead portfolio manager of the Adviser’s Rising Dividend strategy, and has served as a Managing Director and Member of the Adviser since August 2011.  Before joining the Adviser, Ms. Lippman was a Senior Vice President and Senior Portfolio Strategist for Well Fargo Advisors and its predecessor firms, which she joined in 1980. She was the chief strategist for that firm’s Rising Dividend strategy since 1992.  Ms. Lippman earned the Chartered Financial Analyst (CFA®) designation in 1986.  She is a past president and member of the Board of Governors of the St. Louis Society of Financial Analysts and a member of the CFA® Institute.  She holds a Bachelor of Science degree from Northwestern University.

Michael B. Andelman is a portfolio manager of the Fund and actively assists Ms. Lippman in the day-to-day management of the Fund’s portfolio.  Mr. Andelman has been a portfolio manager for the Adviser’s Rising Dividend strategy since its inception in August 2011.  Mr. Andelman joined the Adviser in 2004 as a […] and became a Member of the firm in 2010.  Mr. Andelman is also a member of the Adviser’s investment committee for its Large Cap Core Equity portfolio.  He holds a Bachelor of Science in Business Administration degree from Boston University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Fund.

CFA® is a registered trademark owned by the CFA Institute.

Shareholder Information

Choosing a Share Class

The Fund offers Class A, Class C and Class I shares in this Prospectus.  The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below.  You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

Class A Shares.  You pay a sales charge when you invest in Class A shares of the Fund, unless you are qualifying for a reduction or waiver.  There are several ways to reduce this charge.  See the section “Sales Charge Reduction and Waiver” below.  Class A shares are subject to lower annual expenses than Class C shares.

You do not pay a sales charge on purchases of Class A shares in amounts of $1 million or more, however, you may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem these shares within 12 months of purchase.  In addition, there is no sales charge on subsequent Class A share purchases if the aggregate value of your Class A and Class C accounts exceeds $1,000,000 and you have elected to either (1) maintain your Class C account and make subsequent investments in Class A shares, or (2) exchange (without tax implications) all or a portion of your Class C shares for Class A shares and make subsequent investments in Class A shares.

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Without a reduction or waiver, the price that you pay when you buy Class A shares (the “offering price”) is their net asset value (“NAV”) plus a sales charge (sometimes called a “front-end sales charge” or “load”), which varies depending upon the size of your purchase.  The sales charge for Class A shares of the Fund is calculated as follows:(1)

Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Reallowance
Less than $25,000(2)	5.75%	[…]%	[…]%
$25,000 but less than $50,000	5.00%	[…]%	[…]%
$50,000 but less than $100,000	4.50%	[…]%	[…]%
$100,000 but less than $250,000	3.50%	[…]%	[…]%
$250,000 but less than $500,000	2.50%	[…]%	[…]%
$500,000 but less than $750,000	2.00%	[…]%	[…]%
$750,000 but less than $1,000,000	1.50%	[…]%	[…]%
$1,000,000 or more(3)	0.00%	0.00%	[…]%

(1)
The offering price is calculated to two decimal places using standard rounding criteria.  As a result, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

(2)	The minimum initial investment for Class A shares of the Fund is $5,000.

(3)	There is no front-end sales charge for purchases of Class A shares of $1,000,000 or more. However, a CDSC of 1.00% may be applied to redemptions of Class A shares within one year of purchase.

Additional information concerning sales load breakpoints is available in the SAI.

Class C Shares. Class C shares of the Fund are offered for sale at NAV, without the imposition of a sales charge.  Class C shareholders pay higher annual expenses than Class A and Class I shares.  Redemptions of Class C shares may be subject to a CDSC if you redeem these shares within one year of purchase.

Investors are not permitted to purchase $1 million or more of Class C shares as a single investment per account.  There may be certain exceptions to this restriction for omnibus and other nominee accounts. In these instances, investors may want to consider the lower operating expense of Class A shares.

Class C Contingent Deferred Sales Charges
Months since purchase	CDSC on Shares Being Sold
12	1.00%
Thereafter	0.00%

Class I Shares.  Class I shares are offered for sale at NAV without the imposition of a sales charge, and no CDSC or redemption fee applies when you redeem your shares.  Class I shares also pay lower annual expenses than Class A or C shares.

Class I shares are available to a limited type of investor, and may only be purchased by the following entities, subject to a minimum initial investment of $500,000 and minimum subsequent investment of $500: other mutual funds; endowments; foundations; bank trust departments or trust companies.  Class I shares may also be offered, with no initial or subsequent investment minimums, to:

•	retirement plans such as 401(a), 401(k) or 457 plans;
•	certain IRAs if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund;

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•	registered investment advisers investing on behalf of clients in exchange for an advisory, management or consulting fee;
•
trustees of the Trust, former Fund trustees, employees of affiliates of the Fund and Adviser and other individuals who are affiliated with the Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Adviser affiliate employee benefit plans; and

•	wrap fee programs of certain broker-dealers. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

Class A Sales Charge Reductions and Waivers

Reducing Front-End Sales Charges.  There are several ways you can lower your sales charge for Class A shares.

Rights of Accumulation.  You may combine your current purchase of Class A shares of the Fund with other existing Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares you own at the financial intermediary at which you are making the current purchase.  You may not aggregate shares held at different financial intermediaries.  If the current purchase is made directly through the Fund’s Transfer Agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), only those shares held directly at the Transfer Agent may apply toward the right of accumulation.  You may aggregate shares that you own and that are currently owned by members of your “immediate family” including your spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, including in-law and adoptive relationships residing at the same address.  Shares held in the name of a nominee or custodian under pension, profit sharing or employee benefit plans may not be combined with other shares to qualify for the right of accumulation.  You must notify the Transfer Agent or your financial intermediary at the time of purchase in order for the right of accumulation to apply.  The Fund is not liable for any difference in purchase price if you fail to notify the Transfer Agent of your intent to exercise your right of accumulation and the Fund reserves the right to modify or terminate this right at any time.

Reinstatement Privilege.  If you redeem Class A shares of the Fund, and within 60 days purchase and register new Class A shares, you will not pay a sales charge on the new purchase amount.  The amount eligible for this privilege may not exceed the amount of your redemption proceeds.  To exercise this privilege, contact the Transfer Agent or your financial intermediary.

Letter of Intent.  By signing a Letter of Intent (“LOI”), you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Class A shares.  Any Class A shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of distributions do not apply toward fulfillment of the LOI.  Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period.  If at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

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Investments of $1,000,000 or More.  There is no initial sales charge on a lump sum Class A share purchase of $1,000,000 or more, nor on any purchase into a Class A account with an accumulated value of $1,000,000 or more.  However, if you have taken advantage of this waiver and redeem your shares within 12 months of purchase, there is a CDSC of 1.00% imposed on such shares based on the lesser of original cost or current market value.  However, the CDSC will not apply if you are otherwise entitled to a waiver of the initial sales charge as listed in “Initial Sales Charge Waivers” below.  Also, the CDSC will not apply if you are entitled to a waiver as listed in “Contingent Deferred Sales Charges Waivers,” below.

Initial Sales Charge Waivers.  Sales charges for Class A shares may be waived under certain circumstances for some investors or for certain purchases.  You will not have to pay a sales charge on purchases of Class A shares if:

•	you are an affiliate of the Adviser or any of its or the Fund’s officers, directors, trustees, employees or retirees;

•	you are a registered representative of any broker-dealer authorized to sell Fund shares, subject to the internal policies and procedures of the broker-dealer;

•
you are a member of the immediate family of any of the foregoing (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons);

•	you are a fee-based registered investment adviser, financial planner, bank trust department or registered broker-dealer and are purchasing shares on behalf of your customers;

•
you are purchasing shares for retirement (not including IRA accounts) and deferred compensation plans or the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Code, and “rabbi trusts”), for which an affiliate of the Adviser acts as trustee or administrator;

•	you are purchasing shares for a 401(k), 403(b) or 457 plans, and profit sharing and pension plans that invest $1 million or more or have more than 100 participants;

•	you are a current shareholder whose aggregate investment in Class A shares of the Fund exceeds $1,000,000 subject to the conditions noted above; or

•	you are an individual on certain accounts under investment programs managed by the Adviser.

To receive a reduction in your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction.  You may be asked by your financial adviser or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced sales charge.  Your investment professional or financial institution must notify the Fund if your share purchase is eligible for the sales load waiver.  Sales charges will not be applied to shares purchased by reinvesting distributions.

If you would like information about sales charge waivers, call your financial representative or contact the Fund at [toll-free number].

Contingent Deferred Sales Charge Waivers.  For Class A shares, a CDSC is imposed on shares purchased at the $1,000,000 breakpoint (as described in “Sales Charge on Class A Shares,” above) that are redeemed within 12 months of purchase.  In the case of a partial redemption, the first shares redeemed are any reinvested shares.  After that, shares are always redeemed on a “first in first out” basis. If the first shares redeemed have been held for longer than 12 months from the date of purchase, then no sales charge is imposed on the redemption.  The sales charge is imposed on a lot by lot basis on the market value or initial purchase price, whichever is lower.  This deferred sales charge may be waived under certain circumstances such as:

•	death of the shareholder;
•	divorce, where there exists a court decree that requires redemption of the shares;

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•	return of IRA excess contributions;
•	shares redeemed by the Fund due to low balance or other reasons;
•	shares redeemed in accordance with the Fund’s Systematic Withdrawal Plan (“SWP”); and
•	other circumstances under the Adviser’s discretion.

Information about the Fund’s Class A and Class C sales charges is available, free of charge, on the Fund’s website at [fund website].

Share Price

The price of the Fund’s shares is its NAV, plus applicable sales charges for Class A shares.  The Fund’s NAV is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  The NAV is calculated at the close of regular trading of the New York Stock Exchange (the “NYSE”), which is generally 4:00 p.m., Eastern time.  The NAV will not be calculated on days that the NYSE is closed for trading.

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

If market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund was using market value pricing.  The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are unavailable or considered unreliable.

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How to Purchase Shares

All purchase requests received in good order by the Fund’s Transfer Agent, or by an authorized financial intermediary (an “Authorized Intermediary,” as defined below) before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at that day’s NAV per share.  Purchase requests received by the Transfer Agent or an Authorized Intermediary after the close of the NYSE (generally 4:00 p.m., Eastern time) will receive the next business day’s NAV per share.  An Authorized Intermediary is a financial intermediary that has made arrangements with the Fund to receive purchase and redemption orders on its behalf.  For additional information about purchasing shares through financial intermediaries, please see “Purchasing Shares Through a Financial Intermediary,” below.

All account applications (each an “Account Application”) to purchase Fund shares are subject to acceptance by the Fund and are not binding until so accepted.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to other shareholders.  Your order will not be accepted until the Fund or the Transfer Agent receives a completed Account Application.  The Fund reserves the right to reject any Account Application.

The Fund reserves the right to reject any purchase order if, in the Fund’s discretion, it is in its best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  In addition, a service fee, which is currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Fund and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your order will not be accepted until a completed Account Application is received by the Fund or the Transfer Agent.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Minimum Investment Amounts	Class A	Class C	Class I
Minimum Initial Investment	$5,000	$5,000	$500,000
Minimum Subsequent Investment	$500	$500	$500
Automatic Investment Plan	$100	$100	N/A

The Adviser reserves the right to waive the minimum initial investment or minimum subsequent investment amounts at its discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

Purchase Requests Must be Received in Good Order
Your share price will be the applicable price next calculated after the Transfer Agent or your authorized intermediary (“Authorized Intermediary”) receives your purchase request in good order.  “Good order” means that your purchase request includes:

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•	the name of the Fund;
•	the dollar amount of shares to be purchased;
•	your Account Application or investment stub; and
•	a check payable to “Dearborn Partners Rising Dividend Fund”.

Purchase by Mail
To purchase Fund shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to the Fund:

Regular Mail	Overnight or Express Mail
Dearborn Partners Rising Dividend Fund	Dearborn Partners Rising Dividend Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Purchase by Wire
If you are making your first investment in the Fund, before you wire funds the Transfer Agent must have a completed Account Application.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at [toll-free number] to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Dearborn Partners Rising Dividend Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Fund and U.S. Bank, N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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Investing by Telephone
Telephone purchase privileges are automatically provided unless you specifically decline the option on your Account Application.  If your account is open for at least 15 days, you may purchase additional shares by calling the Fund toll free at [toll-free number].  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the applicable price determined on the day your order is placed.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone or by wire.  You must call to notify the Fund at [toll-free number] before wiring.  An investment stub, which is attached to your individual account statement, should accompany any investments made through the mail.  All purchase requests must include your shareholder account number.

Automatic Investment Plan
For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account any amount that you wish to invest, which must be at least $100, on a monthly, quarterly or semi-annual basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date.  A $25 fee will be charged if your bank does not honor the AIP draft for any reason.

Purchasing Shares Through a Financial Intermediary
Investors may be charged a fee if they effect transactions through a financial intermediary.  If you are purchasing shares through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales.  Financial intermediaries placing orders for themselves or on behalf of their customers should call the Fund toll free at [toll-free number], or follow the instructions listed in the sections above entitled “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

If you place an order for the Fund’s shares through a financial intermediary in accordance with such financial intermediary’s procedures, and such financial intermediary then transmits your order to the Transfer Agent in accordance with the Transfer Agent’s instructions, your purchase will be processed at the applicable price next calculated after the Transfer Agent receives your order.  The financial intermediary must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial intermediary will be held liable for any resulting fees or losses.

In the case of Authorized Intermediaries that have made satisfactory payment or redemption arrangements with the Fund, orders will be processed at the applicable price next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Financial intermediaries, including Authorized Intermediaries, may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund.  For more information about your financial intermediary’s rules and procedures, and whether your financial intermediary is an Authorized Intermediary, you should contact your financial intermediary directly.

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Anti-Money Laundering Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	full name;
•	date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	permanent street address (a P.O. Box number alone is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

If any information listed above is missing, your Account Application will be returned and your account will not be opened.  In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program.  The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at [toll-free number].

How to Redeem Shares

In general, orders to sell or “redeem” shares may be placed directly with the Fund or through a financial intermediary.  However, if you originally purchased your shares through an Authorized Intermediary, your redemption order must be placed with the same Authorized Intermediary in accordance with the procedures established by that Authorized Intermediary.  Your Authorized Intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  You may redeem Fund shares on any business day that the Fund calculates its NAV.  To redeem shares directly with the Fund, you must contact the Fund either by mail or by phone to place a redemption request.  Your redemption request must be received in good order (as discussed under “Payment of Redemption Proceeds,” below) prior to the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) by the Transfer Agent or by your Authorized Intermediary.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Shareholders who hold their shares through an IRA or other retirement account must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Shares held through IRA accounts may not be redeemed by telephone.

Payment of Redemption Proceeds
You may redeem your Fund shares at a price equal to the NAV per share next determined after the Transfer Agent or your Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by the Fund in good order before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be sent on the next business day.

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A redemption request will be deemed in “good order” if it includes:

•	the shareholder’s name;
•	the name of the Fund;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account and signature guarantee(s), if applicable.

You may have a check sent to the address of record, proceeds may be wired to your pre-established bank account or proceeds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established for your account.  Redemption proceeds will typically be sent on the business day following your redemption.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three days after redemption.  In all cases, proceeds will be processed within seven calendar days after the Fund receives your redemption request.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of shareholders.  Your ability to redeem shares online or by telephone may be delayed or restricted after you change your address online or by telephone.  You may change your address at any time by a written request, addressed to the Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.

Redemption proceeds will be sent to the address of record.  The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

Signature Guarantees
The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  A signature guarantee of each owner is required in the following situations:

•	if ownership is being changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record;
•	if a change of address request has been received by the Transfer Agent within the last 15 days; and
•	for all redemptions in excess of $50,000 from any shareholder account.

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Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

The Fund may waive any of the above requirements in certain instances.  In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Dearborn Partners Rising Dividend Fund	Dearborn Partners Rising Dividend Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Telephone Redemption
Telephone redemption privileges are automatically provided unless you specifically decline the option on your Account Application..  You may redeem shares, in amounts of $50,000 or less, by instructing the Fund by telephone at [toll-free number].  A signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable signature authentication from a financial institution source may be required of all shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 days before the redemption request.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Fund reserves the right to suspend telephone redemption privileges at any time.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Note:  Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

•	that you correctly state your Fund account number;
•	the name in which your account is registered; or
•	the Social Security or taxpayer identification number under which the account is registered.

All telephone calls are recorded for your protection.  Written confirmation will be provided for all purchase and redemption transactions initiated by telephone.

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Wire Redemption
Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.  There is no charge to have proceeds sent via ACH.

Systematic Withdrawal Program
The Fund offers a systematic withdrawal program (“SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter, semi-annually or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $10,000, and the minimum payment amount is $100.  This program may be terminated or modified by the Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves redemption of Fund shares, and may result in a capital gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call [toll-free number] for additional information regarding the SWP.

The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $2,500, other than as a result of a decline in the NAV of the Fund or for market reasons.  The Fund will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.

Tools to Combat Frequent Transactions

The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include, among other things, monitoring trading activity and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Fund applies all restrictions uniformly in all applicable cases.

Monitoring Trading Practices.  The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Fund uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Fund in its sole discretion.  To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

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Fair Value Pricing.  The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that, in the judgment of the Adviser, does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Share Price.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

Other Fund Policies

Telephone Transactions.  If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed previously in the “How to Purchase Shares” section.

Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern time).  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.

Redemption in-Kind.  The Fund generally pays redemption proceeds in cash.  However, the Trust has filed a notice of election under Rule 18f-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) with the SEC, under which the Trust has reserved the right to redeem in-kind under certain circumstances, meaning that redemption proceeds are paid in liquid securities with a market value equal to the redemption price.  For federal income tax purposes, redemptions in-kind are taxed in the same manner as redemptions paid in cash.

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Policies of Other Financial Intermediaries.  An Authorized Intermediary or its designee may establish policies that differ from those of the Fund.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your Authorized Intermediary for details.

The Adviser retains the right to close the Fund (or partially close the Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Adviser may decide to close the Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If the Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding. In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at [toll-free number] to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Inactive Accounts.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. If the Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

Distribution of Fund Shares

The Distributor

Quasar Distributors, LLC (the “Distributor”) is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Rule 12b-1 Distribution and Shareholder Servicing Plan

The Fund has adopted a Distribution and Shareholder Servicing Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under the Plan, the Fund is authorized to pay the Distributor a fee for the sale and distribution of the Fund’s Class A and Class C shares and services it provides to Class A and Class C shareholders.  The maximum amount of the fee authorized is an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A shares and 1.00% of the Fund’s average daily net assets attributable to Class C shares.  Because these fees are paid out of the Fund’s assets attributable to Class A and Class C shares on an on-going basis, over time these fees will increase the cost of your investment in Class A and Class C shares of the Fund and may cost you more than paying other types of sales charges.  Class I shares of the Fund are not subject to a Rule 12b-1 distribution fee or shareholder servicing fee.

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Payments to Financial Intermediaries

The Fund may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  These payments and compensation are in addition to service fees paid by the Fund, if any.  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to the Fund.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Distributions and Taxes

Distributions

The Fund will make distributions of net investment income and net capital gain, if any, at least annually, typically during the month of December.  The Fund may make additional distributions if deemed to be desirable at another time during the year.

All distributions will be reinvested in additional Fund shares unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write to or call the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.

Federal Income Tax Consequences

Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain and net gain from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income (for non-corporate shareholders, currently taxed at a maximum rate of 39.6%.  For non-corporate shareholders, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income may be subject to tax at the reduced federal income tax rates applicable to net long-term capital gain, if certain holding period requirements have been satisfied by the shareholder.  For corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.  To the extent that the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder’s capital losses from other investments.

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For non-corporate shareholders, distributions of the Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain (currently taxed at a maximum rate of 20%) regardless of the length of time that a shareholder has owned Fund shares.

You will be taxed in the same manner whether you receive your distributions (whether of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8%.  The Medicare tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

Shareholders that sell or redeem shares generally will have a capital gain or loss from the sale or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale or redemption (including in-kind redemptions) and how long the shares were held by a shareholder.  Gain or loss realized upon a sale or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short-term capital gain or loss.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

The Fund is required to report to you and the IRS the cost basis of Fund shares when you subsequently sell or redeem shares.  The Fund will determine cost basis using the average cost method unless you elect in writing any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders.  Distributions made by the Fund may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

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Financial Highlights

Because the Fund has recently commenced operations, there are no financial highlights available at this time.

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PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•	information the Fund receives about you on applications or other forms;
•	information you give the Fund orally; and/or
•	information about your transactions with the Fund or others.

The Fund does not disclose any non-public personal information about its shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom it has contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your non-public personal information and requires third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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Investment Adviser
Dearborn Partners, L.L.C.
200 West Madison Street, Suite 1950
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
[…]
[…]
[…]

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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Dearborn Partners Rising Dividend Fund
A series of Trust for Professional Managers

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports will provide the most recent financial reports and portfolio listings.  The annual reports will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s prior fiscal period.

You can obtain a free copy of these documents (when they become available), request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at [toll-free number], by visiting the Fund’s website at [fund website] or by writing to:

Dearborn Partners Rising Dividend Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You can review and copy information, including the Fund’s reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Fund is also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-10401)

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Subject to Completion, January 25, 2013
The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[LOGO]

Dearborn Partners Rising Dividend Fund

Class A
(Ticker Symbol:[…])
Class C
(Ticker Symbol:[…])
Class I
(Ticker Symbol:[…])

Statement of Additional Information

[…], 2013

This Statement of Additional Information (“SAI”) provides general information about Dearborn Partners Rising Dividend Fund (the “Fund”), a series of Trust for Professional Managers (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated […], 2013 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.  To obtain a copy of the Prospectus and/or the annual shareholder report when it becomes available, free of charge, please write or call the Fund at the address or toll-free telephone number below, or visit the Fund’s website at [fund website].

Dearborn Partners Rising Dividend Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
[toll-free number]

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The Trust
The Trust is a Delaware statutory trust organized on May 29, 2001, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Fund is one series, or mutual fund, formed by the Trust.  The Fund is a diversified series and has its own investment objective and policies.  As of the date of this SAI, shares of twenty-[nine] other series of the Trust are offered in separate prospectuses and SAIs.  The Trust may start additional series and offer shares of a new fund under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares).  Interests in the Fund are represented by shares of beneficial interest each with a par value of $0.001.  Each share of the Trust has equal voting rights and liquidation rights, and is voted in the aggregate and not by the series, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.  The Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.

With respect to the Fund, the Trust may offer more than one class of shares.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  The Fund currently offers Class A shares, Class C shares and Class I shares.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees.  The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected.  Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne solely by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, the number of shareholders or another equitable method.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Dearborn Partners, L.L.C. (the “Adviser”) serves as the investment adviser for the Fund.

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Investment Policies, Strategies and Associated Risks

Investment Objective
The Fund seeks current income, rising income over time and long-term capital appreciation.  The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.  However, the Fund will not make any change in its investment policy of investing at least 80% of net assets in assets suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Diversification
The Fund is diversified.  Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer.  The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws.  The diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers.  Because the Fund is diversified, the Fund is less subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal laws.

General Market Risks
U.S. and international markets have experienced significant volatility in recent years.  The securities markets have experienced reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties, all of which may increase the risk of investing in securities held by the Fund.

Investment Strategies and Related Risks
There is no assurance that the Fund will achieve its investment objective.  The following discussion supplements the description of the Fund’s investment objective and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment restrictions listed below (see “Investment Restrictions”), the Fund’s investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees, without shareholder approval.  While the Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so, except as otherwise provided in the Prospectus.  The Fund’s investment objective and strategies may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing or illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Common Stocks
Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. The value of common stock varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.  Common stocks fluctuate in value, often based on factors unrelated to the value of the issuer of the stock, and such fluctuations can be significant.  In addition, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Common Stocks of Small and Medium-Sized Companies.  To the extent the Fund invests in the common stocks of small and medium-sized companies, it will be exposed to the risks of smaller sized companies.  Small and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Master Limited Partnerships
The Fund may invest in publicly traded master limited partnerships (“MLPs”) that are registered under the Securities Exchange Act of 1934, as amended, and listed on a major United States stock exchange, if the issuer meets the Fund’s investment criteria.  MLPs are businesses organized as limited partnerships whose shares (partnership units) are traded on a public exchange.  MLPs are required to pay out most or all of their cash flow in distributions.  This pass through creates passive income or losses, along with dividend and investment income. The MLPs the Fund may purchase are composed of a general partner (the “GP”) and multiple limited partners (the “LP Holders”). The GP is responsible for the operations and the maintenance of the partnership’s businesses, while the LP Holders assume economic risk up to their level of investment.  Typically, the GP has a 1% to 2% investment in the MLP, but can extract a higher percentage of the partnership’s profits as the MLP’s distributions increase.  This structure serves as an incentive to the GP to build the partnership’s distributions.

Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

Real Estate Investment Trusts (“REITs”)
Equity REITs invest primarily in real property and earn rental income from leasing those properties.  They also may realize gains or losses from the sale of properties.  Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair.  Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties and are paid interest by the owners of the financed properties.  Hybrid REITs invest both in real property and in mortgages.

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A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal income tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes the vast majority of its taxable income to shareholders each year.  Consequently, REITs tend to focus on income-producing real estate investments.

The Fund’s investments in REITs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages.  Equity and mortgage REITs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects.  REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  Under certain circumstances, a REIT may fail to qualify for such pass-through of its income, which would subject the REIT to federal income taxes and adversely affect the Fund’s return on its investment in the REIT.

Foreign Investments
The Fund may invest up to 20% of its net assets in securities of foreign companies through American Depositary Receipts (“ADRs”).  Investments in foreign securities, including ADRs, involve certain inherent risks, including the following:

American Depositary Receipts.  The Fund may invest its assets in securities of foreign issuers in the form of depositary receipts, including ADRs, which are securities representing securities of foreign issuers.  A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  For purposes of the Fund’s investment policies, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR representing ownership of common stock will be treated as common stock.

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  The Fund may invest in securities denominated in foreign currencies.  Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency.  Such changes will also affect the Fund’s income.  The value of a Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

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Market Characteristics.  The Adviser expects that many foreign securities in which the Fund may invest could be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.

Taxes.  The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs.  To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because the cost of maintaining the custody of foreign securities is higher.

Temporary Strategies; Cash or Similar Investments
For temporary defensive purposes, up to 100% of the Fund’s total assets may be invested in high-quality, short-term debt securities and money market instruments.  These short-term debt securities include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

For longer periods of time, the Fund may hold a substantial cash position.  If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested, and this may result in the Fund not achieving its investment objective during that period.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Foreign Investments” above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

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Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Fund may make interest bearing time or other interest bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” by Moody’s, or similarly rated by another NRSRO or, if unrated, will be determined by the Adviser to be of comparable quality.

Borrowing
The Fund may borrow to increase its portfolio holdings of securities.  The Fund will limit its borrowing to an amount not to exceed one-third of its total assets.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This coverage allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

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The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.  The interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains.  Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

Illiquid Securities
The Fund is limited by its restrictions to investing only up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on the Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).

The Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities, which may not exceed 15% of the Fund’s net assets.  Investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Fund is permitted to sell restricted securities to qualified institutional buyers.

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Investment Restrictions

Fundamental Investment Restrictions
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act.  Under the 1940 Act, the vote of the holders of a “majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.	issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;

2.	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;

3.
underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act);

4.
purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

5.
purchase or sell commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by commodities, or investing in precious metals in accordance with the Fund’s investment objective and policies set forth in the Prospectus;

6.	make loans of money (except for the lending of the Fund’s portfolio securities and purchases of debt securities consistent with the investment policies of the Fund);

7.
with respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that these restrictions do not apply to the Fund’s investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies); or

8.
invest in the securities of any one industry if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry, except that the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Non-Fundamental Investment Restrictions
The following lists the non-fundamental investment restrictions applicable to the Fund.  These restrictions can be changed by the Board of Trustees, but the change will only be effective after prior written notice is given to shareholders of the Fund.

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The Fund may not:

1.
invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid securities.  Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.  Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, OTC options, and repurchase agreements providing for settlement in more than seven days after notice; and

2.
make any change in its investment policy of investing at least 80% of net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Except with respect to the limitations on borrowing and investments in illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

Management of the Fund

Board of Trustees
The management and affairs of the Fund are supervised by the Board of Trustees.  The Board of Trustees consists of four individuals.  The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Age: 57	Trustee	Indefinite Term; Since August 22, 2001	[29]	Professor and Chair, Department of Accounting, Marquette University (2004-present).	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).
Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 55	Trustee	Indefinite Term; Since August 22, 2001	[29]	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-present).	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).
Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 69	Trustee	Indefinite Term; Since October 23, 2009	[29]
Retired; Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994-2011); Vice President, Secretary, Treasurer and CCO of Granum Series Trust (an open-end investment company) (1997-2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997-2007).

Independent Trustee, Gottex Multi-Asset Endowment Fund complex (three closed-end investment companies); Independent Trustee, Gottex Multi-Alternatives Fund complex (three closed-end investment companies); Independent Manager, Ramius IDF Fund Complex (two closed-end investment companies).

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 50	Chair-person and Trustee	Indefinite Term; Since August 22, 2001	[29]	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).
John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 55	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 38	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2002-present).	N/A
Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 33	Secretary	Indefinite Term; Since November 15, 2005	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Robert M. Slotky 615 E. Michigan St. Milwaukee, WI 53202 Age: 65	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since January 26, 2011	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC, (2001- present).	N/A
Jesse J. Schmitting 615 E. Michigan St. Milwaukee, WI 53202 Age: 30	Assistant Treasurer	Indefinite Term; Since July 21, 2011	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2008-present).	N/A
*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

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The Role of the Board of Trustees
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser, Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal “Board Meetings,” which are held five times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust, and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board of Trustees is composed of three Independent Trustees – Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel – and one Interested Trustee – Mr. Joseph C. Neuberger.  Accordingly, 75% of the members of the Board are Independent Trustees, who are Trustees who are not affiliated with the Adviser or its affiliates, or any other investment adviser or other service provider to the Trust or any underlying fund.  The Board of Trustees has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below.  Each of the Audit Committee and the Nominating Committee are composed entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Trust’s Chairperson, Mr. Neuberger, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC (the “Distributor”), which acts as principal underwriter to the Fund and many of the Trust’s other underlying funds.  Mr. Neuberger also serves as Executive Vice President of U.S. Bancorp Fund Services, LLC, the Fund’s administrator (the “Administrator”).  The Trust has not appointed a lead Independent Trustee.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

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The Board has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairperson’s status as an Interested Trustee.  In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept composed of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Chief Compliance Officer regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert” meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks as well as other risks that may be discussed during Audit Committee meetings.

Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Michael D. Akers, Ph.D., CPA.  Dr. Akers has served as an Independent Trustee of the Trust since August 2001.  Dr. Akers has also served as an independent trustee of USA Mutuals, an open-end investment company, since 2001.  Dr. Akers has been a Professor and Chair of the Department of Accounting of Marquette University since 2004, and was Associate Professor of Accounting of Marquette University from 1996 to 2004.  Through his experience as a trustee of mutual funds and his employment experience, Dr. Akers is experienced with financial, accounting, regulatory and investment matters.

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Gary A. Drska.  Mr. Drska has served as an Independent Trustee of the Trust since August 2001.  Mr. Drska has also served as an independent trustee of USA Mutuals since 2001.  Mr. Drska has served as a Pilot of Frontier/Midwest Airlines, Inc., an airline company, since 1986.  Through his experience as a trustee of mutual funds, Mr. Drska is experienced with financial, accounting, regulatory and investment matters.

Joseph C. Neuberger.  Mr. Neuberger has served as an Interested Trustee of the Trust since August 2001.  Mr. Neuberger has also served as a trustee of USA Mutuals since 2001 and Buffalo Funds, an open-end investment company, since 2003.  Mr. Neuberger served as Executive Vice President of the Administrator, a multi-service line service provider to mutual funds from 1994 to 2013.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

Jonas B. Siegel, CPA.  Mr. Siegel has served as a Trustee of the Trust since November 2009.  Mr. Siegel has also served, since 2010, as a trustee of the Gottex Multi-Asset Endowment Fund complex and the Gottex Multi-Alternatives Fund complex, each of which is composed of three closed-end investment companies, and since 2011, and as an Independent Manager of the Ramius IDF Fund complex, which is composed of two closed-end investment companies.  Mr. Siegel previously served as the Managing Director, Chief Administrative Officer and Chief Compliance Officer of Granite Capital International Group, L.P., an investment management firm, from 1994 to 2011, and also previously served as Vice President, Secretary, Treasurer and Chief Compliance Officer of Granum Series Trust, an open-end investment company, from 1997 to 2007, and as President, Chief Administrative Officer and Chief Compliance Officer of Granum Securities, LLC, a broker-dealer, from 1997 to 2007.  Mr. Siegel is a certified public accountant.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Siegel is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares
As of the date of this SAI, no Trustee or Officer of the Trust beneficially owned shares of the Fund or any other series of the Trust.

Furthermore, as of the date of this SAI, neither the Trustees who are not “interested” persons of the Fund, nor members of their immediate families, own securities beneficially, or of record, in the Adviser, the Distributor or any of their affiliates.  During the past two years ended December 31, 2012, neither the Trustees who are not “interested” persons of the Fund nor members of their immediate families, have had a direct or indirect interest, the value of which exceeds $120,000 in: (i) the Adviser, the Distributor or any of their affiliates, or (ii) any transaction or relationship in which any such entity, the Fund, any officer of the Fund, or any of their affiliates was a party.

Board Committees

Audit Committee.  The Trust has an Audit Committee, which is composed of the Independent Trustees.  The Audit Committee reviews financial statements and other audit-related matters for the Fund.  The Audit Committee also holds discussions with management and with the Fund’s independent auditor concerning the scope of the audit and the auditor’s independence.

Nominating Committee.  The Trust has a Nominating Committee, which is composed of the Independent Trustees.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.

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The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the Secretary of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board of Trustees.  The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Valuation Committee is currently composed of Mr. Buckel, Ms. Lima and Mr. Schmitting, who each serve as an officer of the Trust.  The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.

As the Fund is new, none of the Trust’s committees have met with respect to the Fund.

Trustee Compensation
The Independent Trustees receive a retainer fee of $40,000 per year, $2,000 for each in-person meeting and $1,000 per Board meeting via telephone from the Trust for all funds contained in the Trust, as well as reimbursement for expenses incurred in connection with attendance at meetings.  Interested Trustees of the Trust do not receive any compensation for their service as Trustee.  Because the Fund has recently commenced operations, the following compensation figures represent estimates for the current fiscal year ending [February 28], 2014:

Name of Person/Position	Aggregate Compensation from the Fund1	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and the Trust2 Paid to Trustees
Dr. Michael D. Akers, Independent Trustee	$[…]	None	None	$[…]
Gary A. Drska, Independent Trustee	$[…]	None	None	$[…]
Jonas B. Siegel, Independent Trustee	$[…]	None	None	$[…]
Joseph C. Neuberger, Interested Trustee	None	None	None	None
1	Trustees fees and expenses are allocated among the Fund and any other series comprising the Trust.
2	There are currently twenty-[nine] other portfolios comprising the Trust.

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Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.  As of the date of this SAI, there were no principal shareholders or control persons of the Fund.

Investment Adviser
Investment advisory services are provided to the Fund by the Adviser, Dearborn Partners, L.L.C., pursuant to an investment advisory agreement (the “Advisory Agreement”).  [Mr. Jerome E. Hickey, founder and Managing Director of the Adviser, Mr. George P. Jameson, Founder and Managing Director of the Adviser and Mr. Wayne C. Stevens, Founder, Managing Director and Chief Investment Officer of the Adviser, are each considered to be a control person of the Adviser based upon their individual ownership of 25% or more of the firm.]

After an initial two-year period, the Advisory Agreement continues in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund; and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Advisory Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Fund, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of the outstanding voting securities of the Fund; or (ii) by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice to the Trust.  The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund a management fee computed daily and paid monthly, based on a rate equal to 0.85% of the Fund’s average annual net assets, as specified in the Prospectus.  However, the Adviser may voluntarily agree to waive a portion of the management fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive management fees and/or reimburse Fund expenses.

Fund Expenses.  The Fund is responsible for its own operating expenses.  The Adviser has agreed to waive management fees payable to it by the Fund and/or to reimburse the Fund’s operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (exclusive generally of interest, acquired fund fees and expenses, leverage and tax expenses, brokerage commissions, and extraordinary expenses) to the limit set forth in the “Fees and Expenses of the Fund” table in the Prospectus.  Any such reimbursements made by the Adviser in its management fees or reimbursement of expenses that are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for management fee waivers and expense payments made in the previous three fiscal years from the date the expense was incurred.  Any such reimbursement is also contingent upon the Board of Trustees’ subsequent review and ratification of the reimbursed amounts.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.

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Portfolio Managers
As disclosed in the Prospectus, Carol M. Lippman and Michael B. Andelman serve as the Fund’s portfolio managers (together, the “Portfolio Managers”).

Other Accounts Managed by the Portfolio Managers
The table below identifies, for each Portfolio Manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are subject to an advisory fee which is based on account performance, this information is reflected in a separate table below.  Asset amounts have been rounded and are approximate as of [February 28, 2013].

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Carol M. Lippman, CFA
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	987	$255	0	$0

Michael B. Andelman
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1009	$277	0	$0

Material Conflicts of Interest
The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as the Fund.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another.  Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Fund.  However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts they manage are fairly and equitably allocated.

Portfolio Manager Compensation
[Dearborn to provide description of portfolio managers’ compensation, including salary, bonus, retirement benefits, etc.  Also note whether compensation is fixed or based on performance of accounts managed.]

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Ownership of Securities in the Fund by the Portfolio Managers
As of the date of this SAI, the Portfolio Managers did not own any shares of the Fund.

Service Providers
Pursuant to an administration agreement (the “Administration Agreement”) between the Trust and the Administrator, U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Fund’s administrator.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  USBFS also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.  For its administration and fund accounting services, the Administrator receives from the Fund a combined fee computed daily and payable monthly based on the Fund’s average net assets at the rate of 0.09% of average net assets on the first $75 million, 0.07% of average net assets on the next $250 million, and 0.05% on the balance, all subject to an annual minimum fee of $64,000.

Pursuant to a custody agreement between the Trust and the Fund, U.S. Bank, N.A., an affiliate of USBFS, serves as the custodian of the Fund’s assets (the “Custodian”), whereby the Custodian provides custody services for fees on a transaction basis plus out-of-pocket expenses.  The Custodian’s address is 1555 North River Center Drive, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  U.S. Bank, N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Legal Counsel
Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, serves as counsel to the Fund.

Independent Registered Public Accounting Firm
[…], serves as the independent registered public accounting firm for the Fund.

Distribution and Servicing of Fund Shares
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with the Distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  The offering of the Fund’s shares is continuous, and the Distributor distributes the Fund’s shares on a best efforts basis.  The Distributor is not obligated to sell any certain number of shares of the Fund.  The Distributor, Administrator and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of the FINRA.

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The Distribution Agreement has an initial term of up to two years and will continue in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of the Fund or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice.  The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Rule 12b-1 Distribution and Shareholder Servicing Plan
As noted in the Prospectus, the Fund has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Class A shares and the Class C shares of the Fund.  Under the Distribution Plan, the Fund pays a fee to the Distributor (the “Distribution Fee”) for distribution and shareholder services on behalf of the Class A and Class C shares of the Fund.  The Distribution Fee is an annual 12b-1 distribution and shareholder servicing fee at the rate of 0.25% and 1.00% of the Fund’s average daily NAV attributable to Class A shares and Class C shares, respectively.  The Distribution Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Distribution Plan, or to provide certain shareholder services.  Class I shares of the Fund are not subject to the Distribution Plan and do not pay 12b-1 distribution or shareholder servicing fees.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred on behalf of Class A and Class C shares of the Fund.  Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Class A and Class C shares of the Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The Distributor may use the Distribution Fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Class A and Class C shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Fund shareholders, the printing and mailing of sales literature pertaining to the Fund, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

The Distribution Plan provides that it will continue from year to year upon approval by the majority vote of the Board of Trustees, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, cast in person at a meeting called for that purpose.  It is also required that the trustees who are not “interested persons” of the Fund, select and nominate all other trustees who are not “interested persons” of the Fund.  The Distribution Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund’s Class A shares or Class C shares outstanding.  All material amendments to the Distribution Plan or any related agreements must be approved by a vote of a majority of the Board of Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

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The Distribution Plan requires that the Distributor provide to the Board of Trustees, at least quarterly, a written report on the amounts and purpose of any payment made under the Distribution Plan.  The Distributor is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Board of Trustees to make an informed determination of whether the Distribution Plan should be continued.  With the exception of the Adviser, no “interested person” of the Fund, as defined in the 1940 Act, and no Qualified Trustee of the Fund has or had a direct or indirect financial interest in the Distribution Plan or any related agreement.

As noted above, the Distribution Plan provides for the ability to use Class A and Class C assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Class A shares and Class C shares (distribution services).  The payments made by the Fund to these financial intermediaries are based primarily on the dollar amount of assets invested in the Class A and Class C shares of the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the Distribution Plan, the Fund may, from time to time, make payments under the Distribution Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, the Fund may make payments under the Distribution Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to the Fund’s Class A and Class C shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund.  In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Adviser may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s Class A and Class C shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

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In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors available, will be considered in making these determinations.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Fund and/or client accounts.

While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.  Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of their duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

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Portfolio Turnover
Portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction and brokerage commission costs and may generate capital gains, including short-term capital gains taxable to shareholders at ordinary income rates (for non-corporate shareholders, currently taxed at a maximum rate of 39.6%).  To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund.

Code of Ethics
The Fund, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

Proxy Voting Procedures
The Board of Trustees has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board of Trustee’s continuing oversight.  The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Proxy Policies also require the Adviser to present to the Board of Trustees, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser’s Proxy Voting Guidelines
The Adviser seeks to vote proxies in a manner reasonably believed to be in the best interests of shareholders and not affected by any material conflict of interest.  The Adviser will generally vote for proposals that it believes will maximize the value of the security held by the Fund.  The Adviser will generally vote for proposals that it believes will lead to increases in a company’s dividend.  The specific factors considered by the Adviser in voting proxies will likely vary from security to security, may include market information, liquidity, the industry and the Fund’s investment policies.

The Adviser will generally vote for: the election of directors (where no corporate governance issues are implicated); proposals that the Adviser believes strengthen the shared interests of shareholders and management; the selection of independent auditors based on management or director recommendation, unless a conflict of interest is perceived; management recommendations adding or amending indemnification provisions in charter or by-laws; and proposals that maintain or increase shareholders’ rights.

The Adviser will generally vote against proposals that it believes will hurt shareholder value or rights.
In the event of a conflict between the interests of the Adviser and the Fund, the Proxy Policies provide that the conflict may be disclosed to the Board of Trustees or its delegate, who shall provide direction on how to vote the proxy.  The Board of Trustees has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case shall be determined by a majority of the Independent Trustees.

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The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, [toll-free number] or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Mr. Robert M. Slotky has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and a complete and thorough review of all new account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information
The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund.  The Adviser has also adopted the Portfolio Holdings Policies.  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies.  The Adviser and the Board of Trustees have considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Portfolio Holdings Policies.  The Adviser and the Board of Trustees have also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Fund.  After due consideration, the Adviser and the Board of Trustees have determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies.  The Board of Trustees also authorized the Adviser or appointed officers to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board of Trustees exercises continuing oversight of the disclosure of the Fund’s portfolio holdings: (1) by overseeing the implementation and enforcement of the Portfolio Holdings Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the CCO; (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act); and (3) by considering whether to approve any amendment to these Portfolio Holdings Policies.  The Board of Trustees reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.

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Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

In the event of a conflict between the interests of the Fund and the interests of the Adviser, or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO of the Adviser or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed: the Administrator; the Fund Accountant; the Custodian; the Transfer Agent; the Fund’s independent registered public accounting firm; counsel to the Fund or the Board of Trustees (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities.  Portfolio holdings information not publicly available with the SEC may only be provided to additional third parties, in accordance with the Portfolio Holdings Policies, when the Fund has a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement.  Portfolio holdings information may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC or one day after it is first published on the Fund’s website.  Portfolio holdings disclosure may be approved under the Portfolio Holdings Policies by the Trust’s CCO, Treasurer or President.

In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

Determination of Net Asset Value
The NAV of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

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Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Valuation Committee pursuant to procedures approved by or under the direction of the Board of Trustees.

The Fund’s securities, including depositary receipts, which are traded on securities exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.  Securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Additional Purchase and Redemption Information

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Purchase Shares
You may purchase shares of the Fund directly from the Fund, or from securities brokers, dealers or other financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Fund (each an “Authorized Intermediary”).  If you transmit your purchase request to an Authorized Intermediary before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, shares will be purchased at the applicable price next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is an Authorized Intermediary.

Shares are purchased at the applicable price determined after the Transfer Agent or Authorized Intermediary receives your purchase request in good order, plus applicable sales charges.  In most cases, in order to receive that day’s applicable price, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time).

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

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Sales Charges on Class A Shares
If you purchase Class A shares of the Fund you will pay an initial sales charge of 5.75% when you invest, unless you qualify for a reduction or waiver of the sales charge.  The sales charge for Class A shares of the Fund is calculated as follows:(1)

Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Reallowance
Less than $25,000(2)	5.75%	[…]%	[…]%
$25,000 but less than $50,000	5.00%	[…]%	[…]%
$50,000 but less than $100,000	4.50%	[…]%	[…]%
$100,000 but less than $250,000	3.50%	[…]%	[…]%
$250,000 but less than $500,000	2.50%	[…]%	[…]%
$500,000 but less than $750,000	2.00%	[…]%	[…]%
$750,000 but less than $1,000,000	1.50%	[…]%	[…]%
$1,000,000 or more(3)	0.00%	0.00%	[…]%

(1)
The offering price is calculated to two decimal places using standard rounding criteria.  As a result, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

(2)	The minimum initial investment for Class A shares of the Fund is $5,000.

(3)	There is no front-end sales charge for purchases of Class A shares of $1,000,000 or more. However, a CDSC of 1.00% may be applied to redemptions of Class A shares within one year of purchase.

You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

Contingent Deferred Sales Charge on Class C Shares
Class C shares are subject to a contingent deferred sales charge (“CDSC”).  The CDSC is imposed on Class C shares redeemed by the shareholder within 12 months of purchase.  The 1.00% CDSC is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

Class A Sales Charge Reductions and Waivers
Maximum Investment in Class C Shares and Subsequent Class A Share Purchase.  The maximum investment in Class C shares is $1,000,000.  If a shareholder’s investment in Class C shares exceeds $1,000,000 (either through additional investments or the appreciation of your investments), the shareholder will have the option to either (1) maintain his/her Class C shares and make subsequent investments in a new Class A shares account, or (2) exchange (without tax implications) all or a portion of his/her Class C shares for Class A shares and make subsequent investments in Class A shares.  If a shareholder elects to exchange his/her Class C shares for Class A shares, the exchange will be subject to a 1.00% CDSC on any Class C shares the shareholder has owned for less than 12 months.  In either case, subsequent investments in Class A shares will not incur a sales charge, provided that the shareholder’s aggregate investment in Class A and Class C shares exceeds $1,000,000.  If applicable to a shareholder’s account, the shareholder will be notified of more detailed information regarding these options.  If the shareholder does not respond or does not elect one of the foregoing options once an investment in Class C shares exceeds $1,000,000, the shareholder’s Class C shares account will be maintained but any subsequent investment by the shareholder will automatically be invested in Class A shares.

Rights of Accumulation.  You may combine your current purchase of Class A shares of the Fund with other existing Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other Class A shares you own at the financial intermediary at which you are making the current purchase.  You may not aggregate shares held at different financial intermediaries.  If the current purchase is made directly through the Transfer Agent, only those shares held directly at the Transfer Agent may apply toward the right of accumulation.  You may aggregate shares that you own and that are currently owned by members of your “immediate family” including your spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, including in-law and adoptive relationships residing at the same address.  Shares held in the name of a nominee or custodian under pension, profit sharing or employee benefit plans may not be combined with other shares to qualify for the right of accumulation.  You must notify the Transfer Agent or your financial intermediary at the time of purchase in order for the right of accumulation to apply.  The Fund is not liable for any difference in purchase price if you fail to notify the Transfer Agent of your intent to exercise your right of accumulation and the Fund reserves the right to modify or terminate this right at any time.

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Reinstatement Privilege.  If you redeem Class A shares of the Fund, and within 60 days purchase and register new Class A shares, you will not pay a sales charge on the new purchase amount.  The amount eligible for this privilege may not exceed the amount of your redemption proceeds.  To exercise this privilege, contact the Transfer Agent or your financial intermediary.

Letter of Intent.  By signing a Letter of Intent (“LOI”), you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Class A shares.  Any Class A shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of distributions do not apply toward fulfillment of the LOI.  Shares equal to 5.00% of the amount of the LOI will be held in escrow during the 13-month period.  If at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

Investments of $1,000,000 or More.  There is no initial sales charge on a lump sum Class A share purchase of $1,000,000 or more, nor on any purchase into a Class A account with an accumulated value of $1,000,000 or more.  However, if you have taken advantage of this waiver and redeem your shares within 12 months of purchase, there is a CDSC of 1.00% imposed on such shares based on the lesser of original cost or current market value.  However, the CDSC will not apply if you are otherwise entitled to a waiver of the initial sales charge as listed in “Initial Sales Charge Waivers” below.  Also, the CDSC will not apply if you are entitled to a waiver as listed in “Contingent Deferred Sales Charges Waivers,” below.

Initial Sales Charge Waivers.  Sales charges for Class A shares may be waived under certain circumstances for some investors or for certain purchases.  You will not have to pay a sales charge on purchases of Class A shares if:

•	you are an affiliate of the Adviser or any of its or the Fund’s officers, directors, trustees, Sub-Advisers, employees or retirees;

•	you are a registered representative of any broker-dealer authorized to sell Fund shares, subject to the internal policies and procedures of the broker-dealer;

•
you are a member of the immediate families of any of the foregoing (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons);

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•	you are a fee-based registered investment adviser, financial planner, bank trust department or registered broker-dealer and are purchasing shares on behalf of your customers;

•
you are purchasing shares for retirement (not including IRA accounts) and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Internal Revenue Code of 1986, as amended (the “Code”), and “rabbi trusts”), for which an affiliate of the Adviser acts as trustee or administrator;

•	you are purchasing shares for a 401(k), 403(b) and 457 plans, and profit sharing and pension plans that invest $1 million or more or have more than 100 participants;

•	you are a current shareholder whose aggregate investment in Class A shares of the Fund exceeds $1,000,000; or

•	you are an individual on certain accounts under investment programs managed by the Adviser.

To receive a reduction in your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction.  You may be asked by your financial adviser or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced sales charge.  Your investment professional or financial institution must notify the Fund if your share purchase is eligible for the sales load waiver.  Sales charges will not be applied to shares purchased by reinvesting distributions.

Contingent Deferred Sales Charge Waivers.  For Class A shares, a CDSC is imposed on shares purchased at the $1,000,000 breakpoint (as described in “Sales Charge on Class A Shares,” above) that are redeemed within 12 months of purchase.  In the case of a partial redemption, the first shares redeemed are any reinvested shares.  After that, shares are always redeemed on a “first in first out” basis. If the first shares redeemed have been held for longer than 12 months from the date of purchase, then no sales charge is imposed on the redemption.  The sales charge is imposed on a lot by lot basis on the market value or initial purchase price, whichever is lower.  This deferred sales charge may be waived under certain circumstances such as:

•	death of the shareholder;
•	divorce, where there exists a court decree that requires redemption of the shares;
•	return of IRA excess contributions;
•	shares redeemed by the Fund due to low balance or other reasons;
•	shares redeemed in accordance with the Fund’s Systematic Withdrawal Plan (“SWP”); and
•	other circumstances under the Adviser’s discretion.

If you would like information about sales charge waivers, call your financial representative or contact the Fund at [toll-free number].  Information about the Fund’s Class A sales charges is available on the Fund’s website at [fund website].

How to Redeem Shares and Delivery of Redemption Proceeds
You may redeem your Fund shares any day the NYSE is open for regular trading, either directly with the Fund or through your Financial Intermediary.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

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The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, the Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the Transfer Agent fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the Transfer Agent.

Redemption in-Kind
The Fund does not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to satisfy, in-kind, redemption requests of a certain amount.  Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the net assets of the Fund, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the net assets of the Fund in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.  Redemptions in-kind are taxed in the same manner as redemptions paid in cash.  For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions made in cash.

Federal Income Tax Matters
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund, as a series of the Trust, intends to qualify and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net capital gain for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  However, the Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes at the Fund level.  If the Fund does not qualify as a RIC and is unable to obtain relief from such failure, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund.

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To qualify as a RIC, the Fund must derive at least 90% of its gross income from “good income,” which includes: (1) dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies; and (2) other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities or foreign currencies.  Some Fund investments may produce income that will not qualify as good income for the purposes of this annual gross income requirement.  There can be no assurance that the Fund will satisfy all requirements to be taxed as a RIC.

If the Fund fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of its capital gain net income for the 12-month period ending on October 31 during such year (reduced by any net ordinary losses, but not below the Fund’s net capital gain for that period) and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax, the Fund will be subject to a 4% excise tax.

The MLPs in which the Fund intends to invest are expected to be “qualified publicly traded partnerships” for federal income tax purposes.  The income derived from such investments constitutes  “good income” for purposes of satisfying the source of income requirement for the Fund to maintain its status as a RIC.  However, if an MLP in which the Fund invests does not qualify as a qualified publicly traded partnership (and the MLP is not otherwise taxed as a corporation for federal income tax purposes), the Fund must look through to the character of the income generated by the MLP.  Such income may not qualify as “good income,” and therefore, could adversely affect the Fund’s status as a RIC.

The MLPs in which the Fund intends to invest are expected to be taxed as partnerships for federal income tax purposes, and accordingly, the cash distributions received by the Fund from an MLP may not correspond to the amount of income allocated to the Fund by the MLP in any given taxable year.  If the amount of income allocated to the Fund by an MLP exceeds the amount of cash received by the Fund from such MLP, the Fund may have difficulty making distributions to its shareholders in the amounts necessary to satisfy the distribution requirements for maintaining the Fund’s status as a RIC.  Accordingly, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements.

Investment company taxable income generally consists of interest, dividends, net short-term capital gain and net gain from foreign currency transactions, less expenses.  Net capital gain is the excess of the net long-term gain from the Fund’s sales or exchanges of capital assets over the net short-term loss from such sales or exchanges, taking into account any capital loss carryforward of the Fund.  The Fund may elect to defer certain losses for tax purposes.

Distributions of investment company taxable income are taxable to shareholders at ordinary income rates which, for non-corporate shareholders, is currently taxed at a maximum rate of 39.6%.  For non-corporate shareholders, a portion of the distributions of investment company taxable income may consist of “qualified dividend income” eligible for taxation at the reduced federal income tax rates applicable to long-term capital gains to the extent that the amount distributed is attributable to and reported as “qualified dividend income” and the shareholder meets certain holding period requirements with respect to its Fund shares.  For corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its shares.  The aggregate amount so reported to either non-corporate or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the Fund for its taxable year.

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Distributions of net capital gain are taxable to non-corporate shareholders as long-term capital gain regardless of the length of time shares have been held.  For non-corporate shareholders, long-term capital gain is currently taxed at a maximum rate of 20%.  Distributions of net capital gain are not eligible for “qualified dividend income” treatment or the dividends-received deduction referred to in the previous paragraph.

Distributions of any investment company taxable income and net capital gain will be taxable as described above whether received in additional Fund shares or in cash.  Shareholders who choose to receive distributions in the form of additional Fund shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.  Distributions are generally includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Certain individuals, trusts and estates may be subject to a Medicare tax of 3.8% (in addition to the regular income tax).  The Medicare tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon the sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

A sale or redemption of Fund shares, whether for cash or in-kind proceeds, may result in recognition of a taxable capital gain or loss.  Gain or loss realized upon a sale or redemption will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as short-term capital gain or loss.  Any loss realized upon a sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which the shareholder’s risk of loss is offset by means of options, short sales, or similar transactions is not counted.  Any loss realized upon a sale or redemption may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale or redemption.  If a shareholder’s loss is disallowed under the wash sale rules, the basis of the new shares will be increased to preserve the loss until a future sale or redemption of the shares.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on distributions of investment company taxable income paid after December 31, 2013 and distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid after December 31, 2016 to (i) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things, and (ii) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things.  The scope of the Fund’s withholding obligations under FATCA remains unclear until final Treasury Regulations are issued.  This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

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Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct social security number or taxpayer identification number and certain certifications or the Fund receives notification from the Internal Revenue Service (“IRS”) requiring backup withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate of 28% for U.S. residents.

Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate of 30% on U.S. source income.  This withholding rate may be lower under the terms of a tax convention.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations to a particular investor.

Distributions
The Fund will generally receive income in the form of dividends and interest earned on the Fund’s investments in other securities.  This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The amount of the Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board of Trustees.  The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund may also receive distributions of net capital gain from the Fund’s investments in ETFs and other mutual funds and may derive capital gains or losses in connection with sales or other dispositions (either actual or deemed) of its portfolio securities.  Any net gain that the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from previous taxable years), although a distribution from net capital gain, will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income.  If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that the shares may have been held by the shareholders.  Net capital losses realized by the Fund may be carried over indefinitely, and will generally retain their character as short-term or long-term capital losses.  For more information concerning applicable capital gains tax rates, please consult your tax adviser.

Any distribution paid by the Fund reduces that Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to federal income taxes.

Distributions will be reinvested in additional shares of the Fund unless the shareholder has otherwise indicated.  Shareholders have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

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Cost Basis Reporting
The Fund is required to report to the IRS the cost basis of Fund shares (“covered shares”) when a shareholder sells or redeems such shares.  This reporting requirement does not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA (“non-covered shares”).  The Fund is not required to determine or report a shareholder’s cost basis in non-covered shares and is not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions.  Cost basis is used to determine whether the sale or redemption of a share results in a gain or loss.  If you sell or redeem covered shares during any year, then the Fund will report the gain or loss, cost basis, and holding period of such shares to the IRS and you on Consolidated Form 1099.

A cost basis method is the method by which the Fund determines which specific covered shares are deemed to be sold or redeemed when a shareholder sells or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing NAVs.  If a shareholder does not affirmatively elect a cost basis method, the Fund will use average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold or redeemed are deemed to be those with the longest holding period first.  Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its shares.  The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a disposition of Fund shares.

If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Financial Statements
As the Fund has recently commenced operations, there are no financial statements available at this time.  Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

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TRUST FOR PROFESSIONAL MANAGERS
PART C

DEARBORN PARTNERS RISING DIVIDEND FUND

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

(ii)
Amended and Restated Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(b)			Amended and Restated By-Laws.
	(1)		Previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.
(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)			Investment Advisory Agreements.
	(1)		Investment Advisory Agreement – To Be Filed By Amendment.
(e)			Underwriting Agreement – To Be Filed By Amendment.
(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)			Custody Agreement – To Be Filed By Amendment.
(h)			Other Material Contracts.
	(1)		Fund Administration Servicing Agreement – To Be Filed By Amendment.
	(2)		Transfer Agent Servicing Agreement – To Be Filed By Amendment.
	(3)		Fund Accounting Servicing Agreement – To Be Filed By Amendment.
	(4)		Power of Attorney – Filed Herewith.
	(5)		Operating Expenses Limitation Agreement – To Be Filed By Amendment.
(i)			Legal Opinions.
	(1)		Opinion and Consent of Counsel – To Be Filed By Amendment.
(j)			Other Opinions.
	(1)		Consent of Independent Registered Public Accounting Firm – Not Applicable.
(k)			Omitted Financial Statements – Not Applicable.
(l)			Agreement Relating to Initial Capital.
	(1)		Previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.
(m)			Rule 12b-1 Plan – To Be Filed By Amendment.
(n)			Rule 18f-3 Plan – To Be Filed By Amendment.
(o)			Reserved.
(p)			Code of Ethics.
(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 322 to its Registration Statement on Form N-1A with the SEC on June 26, 2012, and is incorporated by reference.

(2)	Code of Ethics for Fund and Adviser – To Be Filed By Amendment.
(3)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 330 to its Registration Statement on Form N-1A with the SEC on September 19, 2012, and is incorporated by reference.

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

Dearborn Partners L.L.C. (the “Adviser”) serves as the investment adviser for the Dearborn Partners Rising Dividend Fund (the “Fund”).  The principal business address of the Adviser is 200 West Madison Street, Suite 1950, Chicago, Illinois 60606.  With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), and dated August 20, 2012.  The Form ADV for the Adviser may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.    Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	IronBridge Funds, Inc.
Advisors Series Trust	Jacob Funds, Inc.
Aegis Funds	Jacob Funds II
Aegis Value Fund, Inc.	Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	LoCorr Investment Trust
Artio Select Opportunities Fund, Inc.	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brandywine Fund, Inc.	Merger Fund
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Brookfield Investment Funds	Monetta Trust

2

Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
Empiric Funds, Inc.	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street EWM Funds Trust
Hennessy Funds, Inc.	Wall Street Fund, Inc.
Hennessy Mutual Funds, Inc.	Wexford Trust/PA
Hennessy SPARX Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust	YCG Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

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Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Dearborn Partners L.L.C. 200 West Madison Street, Suite 1950 Chicago, Illinois 60606
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202

Item 34.    Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.    Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 357 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 25th day of January, 2013.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ John P. Buckel
John P. Buckel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 357 to its Registration Statement has been signed below on January 25, 2013 by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Jonas B. Siegel* Jonas B. Siegel	Independent Trustee
John P. Buckel John P. Buckel	President and Principal Executive Officer
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By /s/ John P. Buckel John P. Buckel *Attorney-in-Fact pursuant to Power of Attorney filed herewith.

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EXHIBIT INDEX

Exhibit	Exhibit No.
Power of Attorney	EX-99.h.4